Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
In determining the “compensation actually paid” to our named executive officers (our “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (our “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (millions) (7)	Organic Revenue Growth (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$49,377,469	($19,994,765)	$29,982,991	($1,557,065)	$50	$139	($1,256)	30%
2021	$14,625,745	($7,753,781)	$14,523,754	($2,409,804)	$268	$194	($950)	42%
2020	$13,786,872	$121,274,654	$6,839,349	$74,018,467	$344	$144	($491)	49%
(1)
Jeff Lawson served as our PEO for the entirety of 2022, 2021 and 2020. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lawson for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lawson, as computed in accordance with Item 402(v) of Regulation S-K. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lawson during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lawson’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$49,377,469	($49,228,812)	($20,143,422)	($19,994,765)
2021	$14,625,745	($13,927,475)	($8,452,051)	($7,753,781)
2020	$13,786,872	($13,494,067)	$120,981,849	$121,274,654
Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above.
(a)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$15,250,786	($15,054,968)	—	($20,339,240)	—	—	($20,143,422)
2021	$8,699,619	($13,838,026)	—	($3,313,645)	—	—	($8,452,051)
2020	$48,536,748	$46,236,918	—	$26,208,183	—	—	$120,981,849
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (other than Mr. Lawson) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs included in this calculation for each year are:

•	2022 – Khozema Shipchandler, Elena Donio, Eyal Manor and Dana Wagner
•	2021 – Khozema Shipchandler, Eyal Manor, Marc Boroditsky, Dana Wagner, George Hu and Chee Chew
•	2020 – Khozema Shipchandler, George Hu, Chee Chew and Karyn Smith
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (other than Mr. Lawson), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than Mr. Lawson) during the applicable year. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than Mr. Lawson) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$29,982,991	($29,144,104)	($2,395,952)	($1,557,065)
2021	$14,523,754	($14,002,103)	($2,931,455)	($2,409,804)
2020	$6,839,349	($6,264,774)	$73,443,892	$74,018,467
Note that due to rounding, the number shown in the “Average Compensation Actually Paid to Non-PEO NEOs” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above.
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$10,365,057	($9,028,324)	$1,203,198	($4,935,883)	—	—	($2,395,952)
2021	$10,773,567	($3,580,668)	$284,963	$394,588	($10,803,904)	—	($2,931,455)
2020	$22,533,770	$31,808,770	—	$19,101,352	—	—	$73,443,892
(5)	TSR is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends.
(6)	The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Index, which is an industry index reported in our most recent Annual Report on Form 10-K.
(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)
Organic revenue growth is a non-GAAP financial measure. Please refer to Appendix A of this proxy statement for its definition and a reconciliation of organic revenue growth to GAAP revenue. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that organic revenue growth is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Organic Revenue Growth
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (other than Mr. Lawson) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs included in this calculation for each year are:

•	2022 – Khozema Shipchandler, Elena Donio, Eyal Manor and Dana Wagner
•	2021 – Khozema Shipchandler, Eyal Manor, Marc Boroditsky, Dana Wagner, George Hu and Chee Chew
•	2020 – Khozema Shipchandler, George Hu, Chee Chew and Karyn Smith

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Index, which is an industry index reported in our most recent Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 49,377,469	$ 14,625,745	$ 13,786,872
PEO Actually Paid Compensation Amount	$ (19,994,765)	(7,753,781)	121,274,654
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lawson, as computed in accordance with Item 402(v) of Regulation S-K. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lawson during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lawson’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$49,377,469	($49,228,812)	($20,143,422)	($19,994,765)
2021	$14,625,745	($13,927,475)	($8,452,051)	($7,753,781)
2020	$13,786,872	($13,494,067)	$120,981,849	$121,274,654
Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above.
(a)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$15,250,786	($15,054,968)	—	($20,339,240)	—	—	($20,143,422)
2021	$8,699,619	($13,838,026)	—	($3,313,645)	—	—	($8,452,051)
2020	$48,536,748	$46,236,918	—	$26,208,183	—	—	$120,981,849

Non-PEO NEO Average Total Compensation Amount	$ 29,982,991	14,523,754	6,839,349
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,557,065)	(2,409,804)	74,018,467
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (other than Mr. Lawson), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than Mr. Lawson) during the applicable year. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than Mr. Lawson) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$29,982,991	($29,144,104)	($2,395,952)	($1,557,065)
2021	$14,523,754	($14,002,103)	($2,931,455)	($2,409,804)
2020	$6,839,349	($6,264,774)	$73,443,892	$74,018,467
Note that due to rounding, the number shown in the “Average Compensation Actually Paid to Non-PEO NEOs” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above.
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$10,365,057	($9,028,324)	$1,203,198	($4,935,883)	—	—	($2,395,952)
2021	$10,773,567	($3,580,668)	$284,963	$394,588	($10,803,904)	—	($2,931,455)
2020	$22,533,770	$31,808,770	—	$19,101,352	—	—	$73,443,892

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Compensation Actually Paid presented in the Pay versus Performance Table and Other Table Elements
As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
For purposes of the Pay versus Performance disclosure, we measure our TSR performance against the industry-focused index disclosed in the stock performance graph of our Annual Report on Form 10-K. The comparison assumes $100 was invested in our Class A common stock and in the S&P 500 Information Technology Index for the period starting December 31, 2019 and was held through the end of each year listed in the first table set forth above. All dollar values assume reinvestment of dividends paid by companies, where applicable, included in the S&P 500 Information Technology Index. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Compensation Actually Paid presented in the Pay versus Performance Table and Other Table Elements
As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
For purposes of the Pay versus Performance disclosure, we measure our TSR performance against the industry-focused index disclosed in the stock performance graph of our Annual Report on Form 10-K. The comparison assumes $100 was invested in our Class A common stock and in the S&P 500 Information Technology Index for the period starting December 31, 2019 and was held through the end of each year listed in the first table set forth above. All dollar values assume reinvestment of dividends paid by companies, where applicable, included in the S&P 500 Information Technology Index. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Compensation Actually Paid presented in the Pay versus Performance Table and Other Table Elements
As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
For purposes of the Pay versus Performance disclosure, we measure our TSR performance against the industry-focused index disclosed in the stock performance graph of our Annual Report on Form 10-K. The comparison assumes $100 was invested in our Class A common stock and in the S&P 500 Information Technology Index for the period starting December 31, 2019 and was held through the end of each year listed in the first table set forth above. All dollar values assume reinvestment of dividends paid by companies, where applicable, included in the S&P 500 Information Technology Index. Historical stock performance is not necessarily indicative of future stock performance.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Compensation Actually Paid presented in the Pay versus Performance Table and Other Table Elements
As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
For purposes of the Pay versus Performance disclosure, we measure our TSR performance against the industry-focused index disclosed in the stock performance graph of our Annual Report on Form 10-K. The comparison assumes $100 was invested in our Class A common stock and in the S&P 500 Information Technology Index for the period starting December 31, 2019 and was held through the end of each year listed in the first table set forth above. All dollar values assume reinvestment of dividends paid by companies, where applicable, included in the S&P 500 Information Technology Index. Historical stock performance is not necessarily indicative of future stock performance.

Tabular List [Table Text Block]
Financial Performance Measures
The following table sets forth an unranked list of the most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.
•	Organic revenue growth
•	Non-GAAP income from operations
We used fewer than three important financial performance measures to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. The list above includes all financial performance measures that were used in 2022 for this purpose.
Organic revenue growth and non-GAAP income from operations are non-GAAP financial measures. See Appendix A for more information.

Total Shareholder Return Amount	$ 50	268	344
Peer Group Total Shareholder Return Amount	139	194	144
Net Income (Loss)	$ (1,256,000,000)	$ (950,000,000)	$ (491,000,000)
Company Selected Measure Amount	0.30	0.42	0.49
PEO Name	Jeff Lawson	Jeff Lawson	Jeff Lawson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic revenue growth
Non-GAAP Measure Description [Text Block]
(8)
Organic revenue growth is a non-GAAP financial measure. Please refer to Appendix A of this proxy statement for its definition and a reconciliation of organic revenue growth to GAAP revenue. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that organic revenue growth is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP income from operations
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (49,228,812)	$ (13,927,475)	$ (13,494,067)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,143,422)	(8,452,051)	120,981,849
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,250,786	8,699,619	48,536,748
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,054,968)	(13,838,026)	46,236,918
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,339,240)	(3,313,645)	26,208,183
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,144,104)	(14,002,103)	(6,264,774)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,395,952)	(2,931,455)	73,443,892
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,365,057	10,773,567	22,533,770
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,028,324)	(3,580,668)	31,808,770
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,203,198	284,963	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,935,883)	394,588	19,101,352
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(10,803,904)	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0